Related party transactions	12 Months Ended
Dec. 31, 2019
Related Party Transaction [Line Items]
Related party transactions

3.       Related party transactions:

The Company is a limited purpose entity with no sources of cash. Therefore, it relies on Seaspan and entities under common control to finance its corporate activities. Seaspan paid administrative expenses on behalf of Atlas. For Atlas, these are non-cash transactions.

The amounts due to Seaspan Corporation may be repaid at any time at its carrying value, as no maturity date has been specified. To reflect this, it has been classified as a current liability, where the carrying value of the balance reflects its fair value.

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Seaspan [Member]
Related Party Transaction [Line Items]
Related party transactions

4.       Related party transactions:

(a)

Prior to March 13, 2018, the Company had a 10.8% equity interest in GCI.  The Company purchased the remaining 89.2% interest in GCI on March 13, 2018 (see note 3) and consolidated GCI from the date of acquisition.

(b)	The Company incurred the following income or expenses with related parties:

	2019	2018	2017
Fees paid:
Interest expense	$26.9	$19.4	$—
Arrangement fees	—	—	1.8
Transaction fees	—	—	2.3
Income earned:
Interest income	—	0.4	2.7
Management fees	—	0.9	4.4
Supervision fees	—	—	1.3

The income or expenses with related parties relate to amounts paid to or received from individuals or entities that are associated with the Company or with the Company’s directors or officers and these transactions are governed by pre-arranged contracts.

In February 2018, the Company issued to Fairfax Financial Holdings Ltd. and its affiliates (“Fairfax”), in a private placement, $250,000,000 aggregate principal of 5.50% senior notes due in 2025 (“2025 Notes”) and warrants to purchase 38,461,539 of the Company’s Class A common shares for an aggregate purchase price of $250,000,000 (“2018 Warrants”) (note 9).

On March 13, 2018, the Company and Fairfax entered into a subscription agreement pursuant to which the Company agreed to sell, and Fairfax agreed to purchase, $250,000,000 in aggregate principal amount of 5.50% senior notes due in 2026 (“2026 Notes”) and warrants to purchase 38,461,539 Class A common shares at an exercise price of $6.50 per share in January 2019 (“2019 Warrants”).

On May 31, 2018, the Company entered into an agreement with Fairfax for the early exercise of the 2018 Warrants and 2019 Warrants, when issued. Pursuant to this agreement, the 2018 Warrants were exercise on July 16, 2018 for $250,000,000 in proceeds.

In consideration for the early exercise of the 2018 and 2019 Warrants, on July 16, 2018, Fairfax was issued additional seven-year warrants to purchase 25,000,000 Class A common shares at an exercise price of $8.05 per share (“New Warrants”). Pursuant to the March 13, 2018 subscription agreement, on January 15, 2019, the Company issued to Fairfax the 2026 Notes and 2019 Warrants. The 2019 Warrants were immediately exercised for $250,000,000 in cash, resulting in total aggregate proceeds of $500,000,000 from this transaction.

As of December 31, 2019, as a result of these transactions, Fairfax held approximately 36% of the Company’s outstanding common shares and have designated two members to the Company’s Board of Directors. Accordingly, Fairfax is a related party. Interest expense relates to notes issued to Fairfax. As of December 31, 2019, interest accrued on the 2025 Notes and 2026 Notes was $4,583,000 (2018 - $2,292,000).

Arrangement and transaction fees were paid to the Company’s former directors and officers in connection with services such as financings, new builds and purchase or sale contracts. In addition, the Company paid a termination fee of $6,250,000 with 945,537 of its common shares which is included in Other Expenses in 2017.

Prior to March 13, 2018, interest income earned on the balance due from GCI was included in loans to affiliate. Prior to March 13, 2018, management and supervision fees earned from GCI for the management of GCI’s vessels were included in revenue.